SUBSEQUENT EVENTS (Narrative) (Details)			1 Months Ended		12 Months Ended
	Jun. 09, 2025 CAD ($) Share	Apr. 09, 2025 CAD ($) $ / shares shares	May 28, 2025 CAD ($) Share	Apr. 30, 2025 CAD ($) Share	May 12, 2025 CAD ($) Share $ / shares	Mar. 31, 2025 CAD ($) Share	Mar. 31, 2024 CAD ($) Share	Mar. 31, 2023 Share	May 15, 2025 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options exercised | Share						1,700,000	2,000,000	2,000,000
Proceeds from exercise of stock options						$ 232,500	$ 113,000
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of debenture units issued | shares		2,000
Proceeds from issuance of debenture units		$ 2,000,000
Debenture units issuance terms		(i) $1,000 principal amount of 5% secured convertible debentures of the Company (each, a "Convertible Debenture"); and (ii) 454 warrants (the "Warrants") to purchase common shares in the capital of the Company (the "Common Shares").
Convertible debenture maturity date		April 9, 2028
Convertible debenture interest rate		5.00%
Convertible debenture conversion price, per common share | $ / shares		$ 2.2
Weighted average trading price of the common shares | $ / shares		$ 4.4
Number of warrants issued pursuant to offering | shares		908,000
Sale of property									$ 2,500,000
Number of stock options exercised under a cashless basis | Share	8,750		33,334	250,000
Amount of fewer shares issued under cashless exercise of stock options | Share	6,552		10,446	55,555
Value of stock options exercised under cashless basis	$ 13,300		$ 22,667	$ 100,000
Number of stock options exercised | Share					100,000
Exercise price of stock options exercised | $ / shares					$ 0.4
Proceeds from exercise of stock options					$ 40,000
Subsequent events [Member] | Purchase and sale agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of property									$ 2,500,000